Organization, Description of Business and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of the Business and Basis of Presentation
1. Organization, Description of Business and Liquidity
Business
Dianthus Therapeutics, Inc. (formerly Magenta Therapeutics, Inc.) (the “Company” or “Dianthus”) is a clinical-stage biotechnology company focused on developing next-generation complement therapeutics for patients with severe autoimmune and inflammatory diseases. The Company’s corporate headquarters are in New York, New York.
Currently, the Company is devoting substantially all efforts and resources toward product research and development of its product candidates. The Company has incurred losses from operations and negative operating cash flows since its inception. There can be no assurance that its research and development programs will be successful, that products developed, if any, will obtain necessary regulatory approval, or that any approved product, if any, will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its key employees, consultants, and advisors.
Reverse Merger and
Pre-Closing
Financing
On September 11, 2023, the Company completed its business combination with Dianthus Therapeutics, OpCo Inc. (formerly Dianthus Therapeutics, Inc.) (“Former Dianthus”) in accordance with the terms of the Agreement and Plan of Merger, dated as of May 2, 2023 (the “Merger Agreement”), by and among the Company, Dio Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Former Dianthus, pursuant to which, among other matters, Merger Sub merged with and into Former Dianthus, with Former Dianthus surviving as a wholly owned subsidiary of the Company (the “Reverse Merger”). In connection with the completion of the Reverse Merger, the Company changed its name from “Magenta Therapeutics, Inc.” to “Dianthus Therapeutics, Inc.,” and the business conducted by the Company became primarily the business conducted by Former Dianthus. Unless context otherwise requires, references herein to “Dianthus,” the “Company,” or the “combined company” refer to Dianthus Therapeutics, Inc. (formerly Magenta Therapeutics, Inc.) after completion of the Reverse Merger, the term “Former Dianthus” refers to Dianthus Therapeutics OpCo, Inc. (formerly Dianthus Therapeutics, Inc.), and the term “Magenta” refers to the Company prior to completion of the Reverse Merger. The Company was incorporated in June 2015 and Former Dianthus was incorporated in May 2019.
Immediately prior to the effective time of the Reverse Merger, the Company effected a
1-for-16
reverse stock split of its common stock (the “Reverse Stock Split”). Unless noted otherwise, all references herein to share and per share amounts reflect the Reverse Stock Split.
At the effective time of the Reverse Merger, the Company issued an aggregate of 11,021,248 shares of Company common stock to the Former Dianthus stockholders, based on the exchange ratio of approximately 0.2181 shares of Company common stock for each share of Former Dianthus common stock, including those shares of Former Dianthus common stock issued upon the conversion of Former Dianthus preferred stock and those shares of the Former Dianthus common stock issued in the pre-closing
financing (as defined below), resulting in 14,817,762 shares of Company common stock being issued and outstanding following the effective time of the Reverse Merger.
At the effective time of the Reverse Merger, the 2019 Stock Plan (as discussed in Note 12) was assumed by the Company, and each outstanding and unexercised option to purchase shares of Former Dianthus common stock immediately prior to the effective time of the Reverse Merger was assumed by the Company and converted into an option to purchase shares of Company common stock, with necessary adjustments to the number of shares and exercise price to reflect the exchange ratio, and each outstanding and unexercised warrant to purchase shares of Former Dianthus common stock immediately prior to the effective time of the Reverse Merger (including the Former Dianthus pre-funded
warrants sold in the
pre-closing
financing) was converted into a warrant to purchase shares of Company common stock, with necessary adjustments to the number of shares and exercise price to reflect the exchange ratio.
The Reverse Merger was accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Under this method of accounting, Former Dianthus was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the expectation that, immediately following the Reverse Merger: (i) Former Dianthus’ stockholders own a substantial majority of the voting rights in the combined company; (ii) Former Dianthus’ largest stockholders retain the largest interest in the combined company; (iii) Former Dianthus designated a majority (six of eight) of the initial members of the board of directors of the combined company; and (iv) Former Dianthus’ executive management team became the management team of the combined company. Accordingly, for accounting purposes: (i) the Reverse Merger was treated as the equivalent of Former Dianthus issuing stock to acquire the net assets of Magenta; (ii) the net assets of Magenta are recorded at their acquisition-date fair value in the unaudited condensed consolidated financial statements of Former Dianthus and (iii) the reported historical operating results of the combined company prior to the Reverse Merger are those of Former Dianthus. Additional information regarding the Reverse Merger is included in Note 3. Historical common share figures of Former Dianthus have been retroactively restated based on the exchange ratio of approximately 0.2181.
On September 11, 2023, prior to the effective time of the Reverse Merger, the Company entered into a contingent value rights agreement (the “CVR Agreement”) with a rights agent, pursuant to which pre-Reverse
Merger holders of Magenta common stock received one
non-transferable
contingent value right (each, a “CVR”) for each outstanding share of Magenta common stock held by such stockholder immediately prior to the effective time of the Reverse Merger on September 11, 2023. Subject to, and in accordance with, the terms and conditions of the CVR Agreement, each CVR represents the contractual right to receive a pro rata portion of the proceeds, if any, received by the Company as a result of (i) contingent payments made to the Company, such as milestone, royalty or earnout, when received under any pre-Reverse
Merger disposition agreements related to Magenta’s
pre-Reverse
Merger assets and (ii) the Company’s sale of assets after the effective date of the Reverse Merger and prior to December 31, 2023, in each case, received within a three-year period following the closing of the Reverse Merger. As of September 30, 2023, no payments have been received under the CVR Agreement.
Concurrently with the execution and delivery of the Merger Agreement, and in order to provide Former Dianthus with additional capital for its development programs, Former Dianthus entered into a subscription agreement, as amended (the “Subscription Agreement”), with certain investors named therein (the “Investors”), pursuant to which, subject to the terms and conditions of the Subscription Agreement, immediately prior to the effective time of the Reverse Merger, Former Dianthus issued and sold, and the Investors purchased, (i) 2,873,988 shares of Former Dianthus common stock and (ii) 210,320 pre-funded
warrants, exercisable for 210,320 shares of Former Dianthus common stock, at a purchase price of approximately $23.34 per share or $23.34 per warrant, for an aggregate purchase price of approximately $72.0 million (the
“pre-closing
financing”).
Risks and Uncertainties
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on its key personnel, market acceptance of products, product liability, protection of proprietary technology, ability to raise additional financing and compliance with government regulations. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate recurring product revenue or achieve profitability.

The Company’s potential product candidates that are in development require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if its product development efforts are successful, it is uncertain when, if ever, the Company will generate revenue from product sales.
Liquidity
In accordance with Accounting Standards Update
No. 2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
(Subtopic
205-40),
the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying unaudited condensed consolidated financial statements were issued (the “issuance date”):

•
Since its inception, the Company has funded its operations primarily with outside capital and has incurred significant recurring losses, including net losses of $33.0 million and $
18.4
million for the nine months ended September 30, 2023 and 2022, respectively. In addition, the Company had an accumulated deficit of $78.9 million as of September 30, 2023;

•	The Company expects to continue to incur significant recurring losses and rely on outside capital to fund its operations for the foreseeable future; and

•
As of the issuance date, the Company expects that its existing cash, cash equivalents and short-term investments on hand as of the issuance date will be sufficient to fund its obligations as they become due for at least twelve months beyond the issuance date. The Company expects that its research and development and general and administrative costs will continue to increase significantly, including in connection with conducting clinical trials and manufacturing for its existing product candidate and any future product candidates to support commercialization and providing general and administrative support for its operations, including the costs associated with operating as a public company.

In the event the Company is unable to secure additional outside capital, management will be required to seek other alternatives which may include, among others, a delay or termination of clinical trials or the development of its product candidates, temporary or permanent curtailment of the Company’s operations, a sale of assets, or other alternatives with strategic or financial partners.
The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

1. Nature of Organization and Operations
Dianthus Therapeutics, Inc. (“Dianthus” or the “Company”) is a clinical-stage biotechnology company focused on developing next-generation complement therapeutics for patients with severe autoimmune and inflammatory diseases. Dianthus was incorporated in the State of Delaware on May 1, 2019 and its corporate headquarters is located in New York, New York.
Currently, the Company is devoting substantially all efforts and resources toward product research and development. The Company has incurred losses from operations and negative operating cash flows since its inception. There can be no assurance that its research and development programs will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its key employees, consultants, and advisors.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on its key personnel, market acceptance of products, product liability, protection of proprietary technology, ability to raise additional financing, and compliance with government regulations. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate recurring product revenue or achieve profitability.
The Company’s potential product candidates that are in development require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if its product development efforts are successful, it is uncertain when, if ever, the Company will generate revenue from product sales.
Liquidity and Going Concern
In accordance with Accounting Standards Update
No. 2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
(Subtopic
205-40),
the Company evaluated the following adverse conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying financial statements were issued (the “issuance date”):

•
Since its inception, the Company has funded its operations primarily with outside capital (i.e., proceeds from the sale of preferred stock) and has incurred significant recurring losses, including net losses of $28.5 million and $13.1 million for the years ended December 31, 2022 and 2021, respectively. In addition, the Company had an accumulated deficit of $45.9 million as of December 31, 2022;

•	The Company expects to continue to incur significant recurring losses and rely on outside capital to fund its operations for the foreseeable future; and

•
The Company expects its available cash, cash equivalents and short-term investments on hand as of the issuance date will not be sufficient to fund its obligations as they become due for at least one year beyond the issuance date.

While the Company is seeking to secure additional outside capital as of the issuance date, management can provide no assurance such capital will be secured or on terms that are acceptable to the Company.

Similarly, as disclosed in Note 17, while the Company plans to consummate a reverse merger and concurrent private financing during the second half of fiscal year 2023, management can provide no assurance the reverse merger and concurrent private financing will be consummated on terms that are acceptable to the Company, if at all.
In the event the Company is unable to secure additional outside capital and/or consummate the reverse merger and concurrent private financing, management will be required to seek other alternatives which may include, among others, a delay or termination of clinical trials or the development of its product candidates, temporary or permanent curtailment of the Company’s operations, a sale of assets, or other alternatives with strategic or financial partners. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern.
The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Merger and Exchange Ratio
On May 2, 2023, the Company entered into a Merger Agreement with Magenta Therapeutics, Inc. (“Magenta”) and Dio Merger Sub, Inc. (“Merger Sub”). Pursuant to the Merger Agreement, among other matters, Merger Sub merged with and into the Company with the Company continuing as a wholly owned subsidiary of Magenta and the surviving corporation of the merger (“Merger”). Concurrently with the execution of the Merger Agreement, and in order to provide the Company with additional capital for its development programs prior to the closing of this Merger, certain new and existing investors purchased an aggregate of approximately
$72.0 million of common stock and pre-funded warrants of the Company in a pre-closing financing.
On September 11, 2023, the Company completed its Merger with Magenta and Merger Sub. In connection with the completion of the Merger, the Company changed its name from “Dianthus Therapeutics, Inc.” to “Dianthus Therapeutics OpCo, Inc.,” Magenta changed its name to “Dianthus Therapeutics, Inc.” and the business conducted by Magenta became primarily the business conducted by the Company.
At the effective time of the Merger, Magenta issued an aggregate of
11,021,248

shares of its common stock to the Company’s stockholders (after giving effect to the 1-for-16 reverse stock split of Magenta common stock in connection with the Merger), based on the exchange ratio of approximately
0.2181
shares of Magenta common stock for each share of the Company’s common stock, including those shares of the Company’s common stock issued upon the conversion of the Company’s preferred stock and those shares of the Company’s common stock issued in the pre-closing financing (as defined above), resulting in
14,817,762
shares of the Company’s common stock being issued and outstanding following the effective time of the Merger.
The Merger has been accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Under this method of accounting, the Company is deemed to be the accounting acquirer for financial reporting purposes. This determination was based on the fact that, immediately following the Merger: (i) the Company’s stockholders own a substantial majority of the voting rights in the combined company; (ii) the Company’s largest stockholders retained the largest interest in the combined company; (iii) the Company designated a majority (six of eight) of the initial members of the board of directors of the combined company; and (iv) the Company’s executive management team became the management team of the combined company. Historical common share figures of the Company have been retroactively restated based on the exchange ratio of approximately

0.2181
.